Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events
26.	Subsequent events
Share repurchase program
On March 31, 2022, the Company’s board of directors authorized a new share repurchase program under which the Company may repurchase up to US$1 billion of its American depositary shares or Class A ordinary shares over the next 24-month period. As of the date of this report, the Company had repurchased all of its American depositary shares in accordance with the US$500 million share repurchase program authorized in March 2021 and no share had been repurchased in accordance with the US$1 billion share repurchase program authorized in March 2022.